DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt
A summary of debt is as follows:

		March 31, 2015			December 31, 2014
	Original	Interest		Par		Par
(Dollars in millions)	Maturity	Rate	Balance	Value	Balance	Value
Verso Holdings
Verso Androscoggin Power LLC Revolving Credit Facility	2/6/2015	—%	$—	$—	$30	$30
Revolving Credit Facilities	5/4/2017	4.00%	94	94	63	63
11.75% Senior Secured Notes - 2012	1/15/2019	11.75%	424	418	424	418
11.75% Senior Secured Notes - 2015	1/15/2019	11.75%	658	645	—	—
11.75% Secured Notes	1/15/2019	11.75%	272	272	272	272
13% Second Priority Senior Secured Notes	8/1/2020	13.00%	277	178	299	299
16% Senior Subordinated Notes	8/1/2020	16.00%	89	63	102	102
8.75% Second Priority Senior Secured Notes	2/1/2019	8.75%	96	97	96	97
11.38% Senior Subordinated Notes	8/1/2016	11.38%	41	41	41	41
Chase NMTC Verso Investment Fund LLC
Loan from Verso Finance	12/29/2040	6.50%	23	23	23	23
NewPage Corp
Revolving Credit Facility	2/11/2019	2.82%	145	145	—	—
Floating Rate Senior Secured Term Loan	2/11/2021	9.50%	704	734	—	—
Total debt for Verso Holdings			$2,823	$2,710	$1,350	$1,345
Less current maturities of long-term debt			(13)	(13)	(30)	(30)
Total long-term debt for Verso Holdings			$2,810	$2,697	$1,320	$1,315

A summary of long-term debt is as follows:

		December 31, 2014			December 31, 2013
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Par Value	Balance	Par Value
Verso Paper Holdings LLC
Verso Androscoggin Power LLC Revolving Credit Facility	2/6/2015	6.25%	$30,000	$30,000	$—	$—
Revolving Credit Facilities	5/4/2017	2.54%	63,000	63,000	—	—
11.75% Senior Secured Notes	1/15/2019	11.75%	424,654	417,882	426,076	417,882
11.75% Secured Notes	1/15/2019	11.75%	271,573	271,573	271,573	271,573
8.75% Second Priority Senior Secured Notes	2/1/2019	8.75%	96,447	96,647	395,018	396,000
Second Priority Adjustable Senior Secured Notes	2/1/2019	8.75%	298,732	299,353	—	—
Second Priority Senior Secured Floating Rate Notes	8/1/2014	—%	—	—	13,310	13,310
11.38% Senior Subordinated Notes	8/1/2016	11.38%	40,517	40,517	142,500	142,500
Adjustable Senior Subordinated Notes	8/1/2016	11.38%	101,983	101,983	—	—
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total debt for Verso Paper Holdings LLC			1,350,211	1,344,260	1,271,782	1,264,570
Less current maturities of long-term debt			(30,000)	(30,000)	(13,310)	(13,310)
Total long-term debt for Verso Paper Holdings LLC			$1,320,211	$1,314,260	$1,258,472	$1,251,260

Interest Expense Related to Long Term Debt and Cash Interests Payments on Long-Term Debt
Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Three Months Ended
	March 31,
(Dollars in millions)	2015	2014
Interest expense	$65	$34
Cash interest paid	85	66
Debt issuance cost amortization(1)	1	1
(1) Amortization of debt issuance cost is included in interest expense.

Amounts included in interest expense related to debt and amounts of cash interest payments on debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Interest expense	$137,672	$134,527	$126,486
Cash interest paid	118,220	130,830	114,849
Debt issuance cost amortization(1)	8,078	5,368	4,957

(1) Amortization of debt issuance cost is included in interest expense.

Payments Required Under Long-Term Debt
The scheduled principal payments required under the debt listed above during the years following December 31, 2014, are set forth below (Amounts are prior to the financing transactions described in Note 21):

(Dollars in thousands)
2015	30,000
2016	142,500
2017	63,000
2018	—
2019	1,085,455
2020 and thereafter	23,305
Total debt	$1,344,260